Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial assets:
Current derivative assets	$ 16,764	$ 15,070
Non-current derivative assets	12,080	14,378
Financial liabilities:
Current derivative liabilities	125
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	63,124	47,579
Financial liabilities:
Long-term debt, current and non-current	1,016,569	1,062,647
Recurring | Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	16,764	15,070
Non-current derivative assets	12,080	14,378
Recurring | Carrying Value | Foreign exchange forward contracts
Financial assets:
Current derivative assets	125
Financial liabilities:
Current derivative liabilities	125
Recurring | Fair Value
Financial assets:
Cash and cash equivalents	63,124	47,579
Financial liabilities:
Long-term debt, current and non-current	988,589	1,035,740
Recurring | Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	16,764	15,070
Non-current derivative assets	12,080	14,378
Recurring | Fair Value | Foreign exchange forward contracts
Financial liabilities:
Current derivative liabilities	125
Recurring | Fair Value | Quoted Price in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	63,124	47,579
Recurring | Fair Value | Significant Other Observable Inputs (Level 2)
Financial liabilities:
Long-term debt, current and non-current	988,589	1,035,740
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial assets:
Current derivative assets	16,764	15,070
Non-current derivative assets	12,080	$ 14,378
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Financial assets:
Current derivative assets	125
Non-Recurring | Carrying Value
Financial liabilities:
Non-current asset: Vessel	78,642
Non-Recurring | Fair Value
Financial liabilities:
Non-current asset: Vessel	78,642
Non-Recurring | Fair Value | Significant Unobservable Inputs (Level 3)
Financial liabilities:
Non-current asset: Vessel	$ 78,642